Borrowings and debt - Schedule of future payments of long-term borrowings and debt outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	$ 2,231,002	$ 1,728,111
Later than one year [member]
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	211,175
Later Than Two Years [Member]
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	550,907
Later than three years [member]
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	928,246
Later Than Four Years [Member]
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	258,705
Later than five years [member]
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	256,756
2029
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	15,272
2034
Disclosure of Long term borrowings Terms [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	$ 9,941